Quarterly Holdings Report
for
Fidelity® Municipal Income Fund
September 30, 2021
HIY-NPRT3-1121
1.807726.117
Municipal Bonds - 99.7%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.9%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	2,565	3,107
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	2,550	2,945
5% 4/1/26	2,400	2,860
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/33	4,140	4,662
Southeast Energy Auth. Rev. Bonds:
(Proj. No. 2) Series 2021 B1:
4% 6/1/29	1,475	1,765
4% 6/1/30	1,115	1,347
4% 6/1/31	975	1,190
Bonds (Proj. No. 2) Series 2021 B1, 4%, tender 12/1/31 (b)	23,655	28,655
TOTAL ALABAMA		46,531
Arizona - 1.8%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 0.907%, tender 1/1/37 (b)(c)	2,485	2,463
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
5% 2/1/30 (d)	1,300	1,668
5% 2/1/31 (d)	1,250	1,633
5% 2/1/32 (d)	1,250	1,660
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	910	947
5% 5/1/51	910	944
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (b)(e)	10,210	11,404
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	2,080	2,538
5% 7/1/31	3,105	3,775
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	235	252
5% 7/1/48	295	313
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,400	2,953
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (f)	890	912
6% 1/1/48 (f)	5,090	5,185
Maricopa County Rev. Series 2016 A:
5% 1/1/32	8,280	9,965
5% 1/1/33	4,965	5,969
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/33 (e)	910	1,102
5% 7/1/36 (e)	1,450	1,755
5% 7/1/37 (e)	1,075	1,299
Series 2017 B:
5% 7/1/29	2,070	2,540
5% 7/1/33	2,900	3,535
5% 7/1/36	3,310	4,031
5% 7/1/37	2,070	2,521
Phoenix Civic Impt. Corp. Series 2019 A, 5% 7/1/45	6,100	7,353
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A:
5% 7/1/44	1,000	1,187
5% 7/1/49	1,125	1,330
5% 7/1/54	1,330	1,567
5% 7/1/59	2,000	2,348
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/22	1,240	1,306
5.5% 12/1/29	7,370	9,577
TOTAL ARIZONA		94,032
California - 5.1%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,250	2,982
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	150	151
5.5% 4/1/28	10	10
5.5% 4/1/30	5	5
Series 2017, 5% 11/1/29	7,510	9,374
Series 2019, 5% 4/1/27	4,750	5,854
Series 2020, 4% 11/1/38	6,500	7,800
Series 2021:
5% 9/1/29	6,285	8,172
5% 9/1/30	17,000	22,453
5% 9/1/31	2,790	3,759
5% 10/1/41	49,565	63,990
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	2,045	2,372
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018, 5% 5/15/38	7,200	8,791
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A:
5% 7/1/27 (f)	1,015	910
5% 7/1/37 (f)	1,525	1,360
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (f)	335	298
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/26	1,985	2,139
5% 6/1/28	5,110	5,504
California Statewide Cmntys. Dev. Auth. Rev.:
Series 2015, 5% 2/1/45	2,695	2,804
Series 2018 A, 5% 3/1/42	195	235
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
4% 7/1/38	1,400	1,697
5% 7/1/36	1,600	2,089
5% 7/1/37	1,000	1,302
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,265
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1:
5% 6/1/23	3,140	3,373
5% 6/1/24	1,770	1,977
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (FSA Insured)	4,100	3,758
0% 11/1/30 (FSA Insured)	4,140	3,609
Long Beach Unified School District Series 2009, 5.5% 8/1/29	155	156
Los Angeles Dept. Arpt. Rev. Series 2020 C, 5% 5/15/45 (e)	2,900	3,570
Los Angeles Hbr. Dept. Rev. Series 2019 A:
5% 8/1/25 (e)	3,515	4,076
5% 8/1/26 (e)	1,350	1,609
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,745	3,338
Mount Diablo Unified School District Series 2022 B:
4% 8/1/29 (d)	1,595	1,892
4% 8/1/30 (d)	465	559
4% 8/1/32 (d)	2,900	3,482
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	1,450	1,688
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,885	4,033
Series 2011, 0% 8/1/46	950	459
Series B:
0% 8/1/37	6,455	4,588
0% 8/1/39	19,705	13,095
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/24	825	923
5% 9/1/26	1,050	1,203
5% 9/1/29	2,185	2,475
5% 9/1/31	985	1,119
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,901
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	2,980	2,379
Series 2008 E, 0% 7/1/47 (g)	7,205	6,848
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A, 5% 5/1/49 (e)	1,000	1,210
Series 2019 B, 5% 5/1/49	3,765	4,623
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/31 (Pre-Refunded to 6/1/23 @ 100)	4,790	5,169
San Marcos Unified School District Series 2010 B, 0% 8/1/47	17,635	9,002
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,495	4,320
Union Elementary School District Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,236
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	2,485	2,665
Washington Township Health Care District Gen. Oblig.:
Series 2013 A, 5.5% 8/1/38	3,725	4,210
Series 2013 B, 5.5% 8/1/38	830	938
TOTAL CALIFORNIA		262,799
Colorado - 1.3%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	2,080	2,457
5% 10/1/43	2,600	3,039
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	1,365	1,513
4% 9/1/36	1,075	1,189
5% 9/1/46	6,045	6,905
Series 2019 A1, 4% 8/1/44	2,395	2,715
Series 2019 A2:
4% 8/1/49	6,100	6,842
5% 8/1/37	1,000	1,238
5% 8/1/44	6,145	7,481
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	1,360	1,510
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/23 (e)	1,885	2,068
5% 11/15/26 (e)	2,855	3,447
5% 11/15/27 (e)	2,440	3,016
Series 2018 A:
5% 12/1/34 (e)	4,245	5,694
5% 12/1/36 (e)	4,140	5,083
5% 12/1/37 (e)	8,280	10,140
TOTAL COLORADO		64,337
Connecticut - 2.2%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/25	1,390	1,624
Series 2015 B, 5% 6/15/32	1,980	2,284
Series 2016 B, 5% 5/15/26	5,095	6,130
Series 2018 F:
5% 9/15/23	2,150	2,350
5% 9/15/24	2,690	3,061
5% 9/15/25	2,700	3,181
Series 2020 A:
4% 1/15/33	10,100	12,129
4% 1/15/34	8,385	10,015
4% 1/15/38	1,000	1,173
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	415	494
5% 7/1/27	290	354
5% 7/1/28	525	639
5% 7/1/29	330	400
Series 2016 K, 4% 7/1/46	7,315	7,985
Series 2017 B, 5% 7/1/29	11,995	15,563
Series 2018 K-3, 5% 7/1/36	895	1,057
Series 2019 A:
5% 7/1/39 (f)	3,930	4,134
5% 7/1/49 (f)	285	295
Series 2020 A:
4% 7/1/37	2,500	2,901
4% 7/1/38	1,120	1,297
5% 7/1/32	2,000	2,554
5% 7/1/34	3,500	4,432
Series 2020 K, 5% 7/1/44 (f)	1,525	1,810
Series 2022 M, 4% 7/1/36 (d)	4,000	4,606
Series G, 5% 7/1/50 (f)	1,800	2,123
Series K1:
5% 7/1/27	415	496
5% 7/1/29	1,060	1,284
5% 7/1/30	830	999
5% 7/1/31	1,400	1,676
5% 7/1/32	1,000	1,193
5% 7/1/33	2,500	2,972
5% 7/1/34	620	735
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (f)	3,785	4,404
5% 4/1/39 (f)	4,865	5,564
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (FSA Insured)	885	1,063
TOTAL CONNECTICUT		112,977
District Of Columbia - 1.3%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/35	2,115	2,625
5% 10/1/37	2,125	2,622
5% 10/1/39	2,000	2,458
5% 10/1/44	7,000	8,591
Series 2019 B, 5% 10/1/47	7,150	8,662
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/31 (e)	1,200	1,469
5% 10/1/32 (e)	1,855	2,270
5% 10/1/33 (e)	910	1,112
5% 10/1/35 (e)	2,070	2,526
5% 10/1/42 (e)	4,140	4,992
Series 2020 A:
5% 10/1/25 (e)	11,725	13,711
5% 10/1/26 (e)	9,015	10,849
5% 10/1/27 (e)	3,125	3,854
5% 10/1/28 (e)	1,560	1,963
TOTAL DISTRICT OF COLUMBIA		67,704
Florida - 7.6%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/28	1,445	1,674
Broward County Arpt. Sys. Rev.:
Series 2017:
5% 10/1/25 (e)	205	240
5% 10/1/26 (e)	930	1,119
5% 10/1/27 (e)	830	1,023
5% 10/1/29 (e)	2,200	2,685
5% 10/1/30 (e)	610	744
5% 10/1/32 (e)	2,900	3,525
5% 10/1/33 (e)	1,080	1,309
5% 10/1/34 (e)	1,055	1,275
5% 10/1/35 (e)	1,240	1,497
5% 10/1/36 (e)	1,655	1,994
5% 10/1/37 (e)	1,865	2,239
5% 10/1/42 (e)	3,520	4,208
5% 10/1/47 (e)	4,965	5,932
Series A:
5% 10/1/28 (e)	2,485	2,894
5% 10/1/30 (e)	2,900	3,370
5% 10/1/31 (e)	2,485	2,885
5% 10/1/32 (e)	2,320	2,693
Series C, 5% 10/1/23 (e)	1,180	1,289
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	555	665
Series 2012 A:
5% 7/1/24	1,795	1,857
5% 7/1/27	4,715	4,873
Series 2015 A:
5% 7/1/24	1,855	2,090
5% 7/1/27	830	967
Series 2015 B, 5% 7/1/24	2,280	2,568
Series 2016, 5% 7/1/32	1,820	2,152
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/28	2,000	2,419
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	1,705	1,969
5% 7/1/32	10,120	11,654
Series 2016 A, 5% 7/1/33	1,110	1,311
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	2,820	3,183
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	5,300	5,990
Series 2015 C:
5% 10/1/30	2,705	3,059
5% 10/1/40	1,655	1,844
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,810	2,170
5% 10/1/31	1,975	2,364
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	3,065	3,210
Series 2015 B:
5% 10/1/28	830	967
5% 10/1/30	1,490	1,735
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (e)	830	977
Series 2016:
5% 10/1/26 (e)	1,405	1,691
5% 10/1/27 (e)	830	1,023
Series 2017 A:
5% 10/1/25 (e)	830	971
5% 10/1/27 (e)	1,655	2,040
5% 10/1/29 (e)	2,485	3,033
5% 10/1/30 (e)	2,665	3,252
5% 10/1/32 (e)	5,590	6,794
5% 10/1/34 (e)	4,965	6,002
5% 10/1/35 (e)	6,565	7,927
5% 10/1/36 (e)	6,210	7,483
5% 10/1/37 (e)	5,175	6,213
Halifax Hosp. Med. Ctr. Rev. Series 2015:
4% 6/1/27	1,165	1,293
5% 6/1/24	230	257
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	830	870
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (Pre-Refunded to 6/1/24 @ 100)	830	933
5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	830	933
5% 6/1/30 (Pre-Refunded to 6/1/24 @ 100)	1,865	2,095
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/23 (e)	6,375	6,669
5% 10/1/24 (e)	7,490	7,834
Series 2014 A:
5% 10/1/28 (e)	4,140	4,667
5% 10/1/33 (e)	6,940	7,802
5% 10/1/36 (e)	13,125	14,747
Series 2015 A:
5% 10/1/29 (e)	1,310	1,518
5% 10/1/31 (e)	1,100	1,270
5% 10/1/35 (e)	4,555	5,121
Series 2016 A:
5% 10/1/29	1,200	1,441
5% 10/1/31	1,450	1,734
Series 2017 B, 5% 10/1/40 (e)	10,760	12,873
Series 2019 A, 5% 10/1/49 (e)	11,860	14,453
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	2,900	3,212
Series 2014 B:
5% 7/1/26	2,070	2,323
5% 7/1/27	1,450	1,625
5% 7/1/28	830	930
Series 2016 A:
5% 7/1/32	3,560	4,219
5% 7/1/33	3,020	3,576
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A:
5% 5/1/27 (FSA Insured)	645	745
5% 5/1/29	3,375	3,883
Series 2016 A, 5% 5/1/30	6,225	7,332
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 B, 4% 10/1/35	3,900	4,544
Series 2021:
5% 10/1/31	1,250	1,668
5% 10/1/32	645	857
Orange County Health Facilities Auth. Series 2016 A:
5% 10/1/39	2,200	2,616
5% 10/1/44	1,605	1,900
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/30 (Pre-Refunded to 8/1/25 @ 100)	8,280	9,697
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/21 (e)	995	995
5% 10/1/23 (e)	1,095	1,196
5% 10/1/24 (e)	1,140	1,292
5% 10/1/27 (e)	830	992
5% 10/1/29 (e)	860	1,025
5% 10/1/30 (e)	1,530	1,824
5% 10/1/31 (e)	1,075	1,279
5% 10/1/32 (e)	1,655	1,965
5% 10/1/33 (e)	3,555	4,215
5% 10/1/34 (e)	3,730	4,421
5% 10/1/35 (e)	3,930	4,660
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D:
5% 8/1/28	3,905	4,558
5% 8/1/29	4,965	5,787
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	400	447
5% 7/1/39	810	921
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	4,140	4,893
5% 10/1/32	5,190	6,115
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	2,070	2,347
5% 8/15/26	2,815	3,385
5% 8/15/27	1,865	2,302
5% 8/15/28	1,240	1,527
5% 8/15/30	2,685	3,297
5% 8/15/31	2,590	3,176
5% 8/15/32	1,930	2,362
5% 8/15/34	5,360	6,547
5% 8/15/35	3,555	4,336
5% 8/15/42	5,465	6,635
5% 8/15/47	8,115	9,825
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	910	1,030
Series 2015 A, 5% 12/1/40	1,820	2,035
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A:
5% 9/1/22	1,905	1,987
5% 9/1/25	340	354
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	905	1,101
5% 10/15/49	1,705	2,063
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	830	976
5% 8/1/32 (Build America Mutual Assurance Insured)	4,140	4,844
(Master Lease Prog.) Series 2014 B:
5% 8/1/25	1,470	1,657
5% 8/1/26	280	315
TOTAL FLORIDA		391,371
Georgia - 2.1%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (e)	1,870	2,170
Atlanta Wtr. & Wastewtr. Rev. Series 2015, 5% 11/1/27	830	963
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 B, 5%, tender 7/1/29 (b)	6,900	8,669
Fulton County Dev. Auth. Rev. Series 2019:
4% 6/15/49	1,515	1,732
5% 6/15/52	5,540	6,794
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	1,860	2,002
5% 8/1/39	1,705	1,935
5% 8/1/43	2,275	2,683
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/35	1,400	1,619
4% 7/1/36	4,500	5,188
4% 7/1/43	6,160	6,989
Main Street Natural Gas, Inc. Bonds:
Series 2018 C, 4%, tender 12/1/23 (b)	21,230	22,729
Series 2021 C, 4%, tender 12/1/28 (b)	23,425	27,659
Private Colleges & Univs. Auth. Rev.:
(Agnes Scott College) Series 2019 A, 5% 6/1/28	1,000	1,224
(The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/25	2,900	3,224
5% 4/1/30	1,655	1,812
5% 4/1/44	3,160	3,410
Series 2019 A, 5% 6/1/29	800	997
Series 2020 B:
5% 9/1/31	2,490	3,278
5% 9/1/32	1,880	2,466
TOTAL GEORGIA		107,543
Hawaii - 0.8%
Hawaii Arpts. Sys. Rev.:
Series 2015 A:
5% 7/1/41 (e)	6,210	7,112
5% 7/1/45 (e)	18,015	20,653
Series 2018 A:
5% 7/1/29 (e)	1,055	1,312
5% 7/1/30 (e)	1,240	1,538
5% 7/1/31 (e)	1,215	1,503
5% 7/1/32 (e)	1,240	1,532
5% 7/1/33 (e)	1,265	1,559
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/34 (e)	750	885
State of Hawaii Dept. of Trans. Series 2013:
5.25% 8/1/24 (e)	1,655	1,797
5.25% 8/1/25 (e)	2,070	2,247
TOTAL HAWAII		40,138
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	660	728

Illinois - 19.4%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2002, 0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,615	1,613
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,960	1,959
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,975	1,990
Series 2011 A:
5% 12/1/41	4,790	4,820
5.25% 12/1/41	2,965	2,985
5.5% 12/1/39	6,540	6,587
Series 2012 A, 5% 12/1/42	7,630	7,924
Series 2015 C, 5.25% 12/1/39	1,405	1,556
Series 2016 B, 6.5% 12/1/46	660	810
Series 2017 A, 7% 12/1/46 (f)	2,320	3,004
Series 2017 C:
5% 12/1/22	2,175	2,288
5% 12/1/23	1,880	2,056
5% 12/1/24	4,770	5,403
5% 12/1/25	2,725	3,170
5% 12/1/26	800	956
5% 12/1/30	2,105	2,538
5% 12/1/34	1,245	1,487
Series 2017 D:
5% 12/1/23	2,460	2,690
5% 12/1/24	1,030	1,167
5% 12/1/31	3,565	4,287
Series 2017 H, 5% 12/1/36	95	113
Series 2018 A:
5% 12/1/25	830	966
5% 12/1/26	830	992
5% 12/1/28	3,915	4,853
5% 12/1/30	1,655	2,039
5% 12/1/32	950	1,163
5% 12/1/34	1,140	1,388
5% 12/1/35	830	1,009
Series 2018 C, 5% 12/1/46	3,250	3,891
Series 2019 A:
4% 12/1/27	5,000	5,799
5% 12/1/22	1,575	1,657
5% 12/1/27	1,625	1,980
5% 12/1/28	2,910	3,607
5% 12/1/28	2,000	2,479
5% 12/1/33	1,300	1,611
Series 2021 A:
5% 12/1/37	2,140	2,661
5% 12/1/40	1,750	2,160
Chicago Gen. Oblig.:
Series 2017 A, 6% 1/1/38	1,000	1,226
Series 2020 A:
5% 1/1/27	430	514
5% 1/1/29	3,175	3,950
5% 1/1/30	3,125	3,957
5% 1/1/31	3,760	4,715
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/27 (e)	8,550	9,397
5% 1/1/28 (e)	15,855	17,426
5% 1/1/33 (e)	4,450	4,872
5% 1/1/34 (e)	2,150	2,351
Series 2016 A, 5% 1/1/28 (e)	1,655	1,925
Series 2016 B:
4% 1/1/35	1,305	1,453
5% 1/1/36	1,655	1,929
5% 1/1/37	2,235	2,602
5% 1/1/46	5,865	6,822
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 D, 5% 1/1/27	2,650	2,803
Series 2015 A:
5% 1/1/31 (e)	5,000	5,680
5% 1/1/32 (e)	10,100	11,466
Series 2015 C:
5% 1/1/24 (e)	1,190	1,310
5% 1/1/46 (e)	1,985	2,238
Series 2016 B, 5% 1/1/34	5,050	5,916
Series 2016 C:
5% 1/1/33	2,255	2,644
5% 1/1/34	2,610	3,058
Series 2016 G:
5% 1/1/37 (e)	1,655	1,950
5% 1/1/42 (e)	1,655	1,940
5.25% 1/1/29 (e)	290	350
5.25% 1/1/31 (e)	330	395
Series 2017 A, 5% 1/1/31	2,925	3,531
Series 2017 B:
5% 1/1/35	1,740	2,082
5% 1/1/37	7,080	8,435
Series 2017 C:
5% 1/1/30	495	599
5% 1/1/31	495	598
5% 1/1/32	540	651
Series 2017 D:
5% 1/1/28 (e)	2,475	2,961
5% 1/1/29 (e)	2,070	2,472
5% 1/1/32 (e)	2,235	2,655
5% 1/1/34 (e)	3,360	3,984
5% 1/1/35 (e)	2,485	2,941
5% 1/1/36 (e)	3,090	3,647
5% 1/1/37 (e)	1,655	1,950
Series 2018 A:
5% 1/1/48 (e)	2,215	2,667
5% 1/1/53 (e)	3,790	4,549
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (e)	2,185	2,581
5% 7/1/48 (e)	9,030	10,593
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	14,900	17,036
Series 2017, 5% 12/1/46	3,395	4,005
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/24	255	285
5% 6/1/25	255	295
5% 6/1/26	205	245
Cook County Forest Preservation District Series 2012 C, 5% 12/15/21	830	838
Cook County Gen. Oblig. Series 2016 A:
5% 11/15/26	4,420	5,361
5% 11/15/27	2,320	2,800
5% 11/15/28	3,020	3,603
5% 11/15/29	3,760	4,479
5% 11/15/30	4,140	4,925
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	1,090	1,300
5% 8/1/30	760	902
5% 8/1/32	1,015	1,196
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	830	938
5% 10/1/29	830	989
5% 10/1/30	830	988
5% 10/1/35	1,655	1,955
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	25,725	29,167
5% 5/15/43	34,525	41,778
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	950	1,062
4% 2/15/33	225	257
5% 2/15/26	2,525	3,004
5% 2/15/29	5,110	6,194
5% 2/15/36	1,160	1,388
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	830	954
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	415	475
Series 2012:
4% 9/1/32 (Pre-Refunded to 9/1/22 @ 100)	7,265	7,517
5% 9/1/38 (Pre-Refunded to 9/1/22 @ 100)	21,730	22,680
5% 11/15/43 (Pre-Refunded to 11/15/22 @ 100)	4,315	4,541
Series 2013:
5% 11/15/24	415	436
5% 11/15/27	85	89
5% 11/15/28	2,380	2,496
5% 11/15/29	1,160	1,217
Series 2015 A:
5% 11/15/21	495	498
5% 11/15/35	1,985	2,304
5% 11/15/45	2,670	3,088
Series 2015 B, 5% 11/15/27	2,615	3,018
Series 2015 C:
4.125% 8/15/37	735	807
5% 8/15/35	6,175	7,113
5% 8/15/44	30,175	34,650
Series 2016 A:
5% 8/15/25 (Escrowed to Maturity)	1,970	2,306
5% 7/1/28	1,020	1,218
5% 2/15/29	4,255	4,997
5% 2/15/30	4,490	5,249
5% 7/1/30	590	697
5% 2/15/31	3,620	4,217
5% 7/1/31	1,040	1,226
5% 2/15/32	3,520	4,092
5% 7/1/33	540	634
5% 7/1/34	4,140	4,849
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	420	507
5% 7/1/36	2,140	2,499
5% 8/15/36 (Pre-Refunded to 8/15/26 @ 100)	1,685	2,034
5.25% 8/15/31 (Pre-Refunded to 8/15/26 @ 100)	495	604
Series 2016 B:
5% 8/15/31	6,095	7,374
5% 8/15/32	5,000	6,042
5% 8/15/34	6,220	7,490
5% 8/15/36	8,680	10,424
Series 2016 C:
3.75% 2/15/34	1,215	1,360
4% 2/15/36	5,160	5,837
4% 2/15/41	14,125	15,845
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	655	761
5% 2/15/24	555	616
5% 2/15/30	6,425	7,776
5% 2/15/31	12,595	15,208
5% 2/15/32	3,660	4,412
5% 2/15/34	2,920	3,508
5% 2/15/41	5,720	6,810
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	30	35
5% 5/15/29	1,040	1,222
5% 12/1/29	1,420	1,692
5% 5/15/30	2,200	2,574
5% 12/1/46	3,865	4,496
Series 2017 A:
5% 1/1/36	1,860	2,186
5% 8/1/42	730	844
Series 2017:
5% 1/1/29	2,775	3,377
5% 7/1/34	4,640	5,584
5% 7/1/35	3,900	4,683
Series 2018 A:
4.25% 1/1/44	2,465	2,797
5% 1/1/44	14,900	17,677
Series 2019:
4% 9/1/37	600	681
4% 9/1/41	1,000	1,122
5% 9/1/36	1,000	1,226
Illinois Gen. Oblig.:
Series 2012 A, 4% 1/1/23	2,090	2,108
Series 2012:
5% 3/1/23	4,265	4,345
5% 8/1/23	3,810	4,125
Series 2013:
5.5% 7/1/24	830	902
5.5% 7/1/25	4,315	4,682
Series 2014:
5% 2/1/22	880	894
5% 2/1/23	3,665	3,888
5% 2/1/25	3,005	3,311
5% 2/1/26	2,270	2,490
5% 4/1/28	1,895	2,086
5% 5/1/28	1,780	1,961
5.25% 2/1/31	360	395
Series 2016:
5% 2/1/23	1,500	1,591
5% 2/1/24	8,285	9,142
5% 6/1/25	7,295	8,413
5% 11/1/25	2,485	2,902
5% 6/1/26	995	1,179
5% 2/1/27	5,585	6,710
Series 2017 D, 5% 11/1/25	21,945	25,623
Series 2018 A, 5% 10/1/28	230	284
Series 2019 B:
5% 9/1/22	3,915	4,080
5% 9/1/23	3,990	4,334
5% 9/1/24	3,990	4,493
Series 2020, 5.75% 5/1/45	3,865	4,892
Series 2021 A:
5% 3/1/32	2,750	3,498
5% 3/1/33	1,500	1,898
5% 3/1/34	2,220	2,797
5% 3/1/35	5,450	6,846
5% 3/1/36	4,500	5,635
5% 3/1/37	5,500	6,860
5% 3/1/46	7,635	9,341
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	6,148	6,493
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	3,370	3,915
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A, 5% 1/1/37	3,020	3,491
Series 2016 A:
5% 12/1/31	5,825	6,834
5% 12/1/32	8,525	9,990
Series 2019 A, 5% 1/1/44	1,260	1,548
Series A:
5% 1/1/36	1,000	1,296
5% 1/1/38	350	450
5% 1/1/40	2,390	3,054
5% 1/1/45	13,100	16,463
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2002, 0% 12/1/21 (AMBAC Insured)	2,560	2,558
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	5,795	6,782
5% 2/1/35	4,140	4,838
5% 2/1/36	7,120	8,307
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,220	4,143
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,215	5,154
Series 2010 B1:
0% 6/15/43 (FSA Insured)	41,985	23,836
0% 6/15/45 (FSA Insured)	25,250	13,403
0% 6/15/47 (FSA Insured)	3,000	1,490
Series 2012 B, 0% 12/15/51	10,845	4,280
Series A:
0% 6/15/22 (Escrowed to Maturity)	1,045	1,042
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,560	2,485
Series 1996 A, 0% 6/15/24	2,535	2,478
Series 1998 A:
5.5% 12/15/23	5	5
5.5% 12/15/23 (Escrowed to Maturity)	5	5
Series 2017 B:
5% 12/15/25	830	971
5% 12/15/26	2,755	3,313
5% 12/15/27	295	363
5% 12/15/31	560	676
5% 12/15/34	330	396
Series 2022 A:
4% 12/15/42 (d)	7,330	8,324
4% 12/15/47 (d)	560	629
4% 6/15/52 (d)	2,000	2,239
Northern Illinois Univ. Revs. Series 2020 B:
5% 4/1/26 (Build America Mutual Assurance Insured)	1,400	1,648
5% 4/1/28 (Build America Mutual Assurance Insured)	1,300	1,602
5% 4/1/30 (Build America Mutual Assurance Insured)	1,000	1,279
5% 4/1/32 (Build America Mutual Assurance Insured)	1,295	1,640
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	4,140	4,922
5% 6/1/28	2,275	2,689
Univ. of Illinois Rev.:
Series 2013:
6% 10/1/42	4,555	4,988
6.25% 10/1/38	4,495	4,953
Series 2018 A, 5% 4/1/30	3,425	4,248
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (FSA Insured)	5,095	4,848
Will County Illinois Series 2016:
5% 11/15/31 (Pre-Refunded to 11/15/25 @ 100)	1,340	1,586
5% 11/15/32 (Pre-Refunded to 11/15/25 @ 100)	1,020	1,207
5% 11/15/33 (Pre-Refunded to 11/15/25 @ 100)	1,240	1,467
5% 11/15/34 (Pre-Refunded to 11/15/25 @ 100)	1,240	1,467
TOTAL ILLINOIS		994,604
Indiana - 1.2%
Indiana Fin. Auth. Rev.:
Series 2015 A, 5.25% 2/1/32	5,845	6,816
Series 2016:
5% 9/1/23	375	409
5% 9/1/24	560	634
5% 9/1/26	1,075	1,298
5% 9/1/27	540	642
5% 9/1/28	2,535	2,996
5% 9/1/29	1,240	1,462
5% 9/1/30	1,160	1,366
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A, 5% 10/1/26	2,105	2,202
Series 2015 A, 5% 10/1/30	3,990	4,512
Indiana Hsg. & Cmnty. Dev. Auth. (Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (f)	2,045	2,121
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2019 I, 5% 1/1/44	5,100	6,298
Series 2016:
4% 1/1/32 (e)	830	930
4% 1/1/33 (e)	830	930
4% 1/1/34 (e)	1,010	1,129
4% 1/1/35 (e)	2,300	2,565
5% 1/1/26 (e)	875	1,031
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	995	1,233
5% 7/1/35	1,960	2,425
5% 7/1/36	2,130	2,628
5% 7/1/37	1,970	2,425
5% 7/1/38	2,345	2,876
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/38	260	291
4% 4/1/46	6,035	6,642
5% 4/1/43	460	550
Series 2020:
4% 4/1/38	1,510	1,690
5% 4/1/32	1,805	2,225
TOTAL INDIANA		60,326
Iowa - 0.2%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	1,145	1,317
5% 5/15/48	1,300	1,488
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B:
5% 12/1/26 (e)	1,850	2,200
5% 12/1/27 (e)	1,965	2,386
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2021 B1, 4% 6/1/49	4,045	4,600
TOTAL IOWA		11,991
Kansas - 0.2%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/40	3,740	4,299
5% 9/1/45	5,630	6,433
TOTAL KANSAS		10,732
Kentucky - 1.2%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/22	600	607
5% 1/1/23	350	371
5% 1/1/28	1,310	1,539
5% 1/1/31	1,240	1,452
5% 1/1/32	1,240	1,450
Kentucky Econ. Dev. Fin. Auth.:
Series 2019 A1:
5% 8/1/35	1,000	1,249
5% 8/1/44	1,000	1,217
Series 2019 A2, 5% 8/1/44	2,995	3,646
Kentucky State Property & Buildings Commission Rev. (Proj. No. 119) Series 2018:
5% 5/1/26	830	988
5% 5/1/27	2,435	2,969
5% 5/1/29	4,510	5,591
5% 5/1/32	1,185	1,461
5% 5/1/33	915	1,125
5% 5/1/34	1,045	1,281
5% 5/1/35	615	746
5% 5/1/36	520	629
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (b)	10,000	11,434
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	1,695	2,046
Series 2020 D, 5%, tender 10/1/29 (b)	2,030	2,603
Series 2013 A:
5.5% 10/1/33	2,815	3,087
5.75% 10/1/38	7,255	7,985
Series 2020 A:
5% 10/1/37	2,405	2,998
5% 10/1/38	2,300	2,861
TOTAL KENTUCKY		59,335
Louisiana - 1.2%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,950	2,302
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	1,240	1,417
5% 12/15/25	2,585	3,051
5% 12/15/26	1,045	1,267
5% 12/15/28	1,655	1,992
5% 12/15/29	1,175	1,410
5% 12/15/30	2,320	2,778
Series 2018 E:
5% 7/1/37	1,615	1,976
5% 7/1/38	1,260	1,538
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/27 (e)	1,160	1,322
5% 1/1/29 (e)	4,295	4,871
5% 1/1/30 (e)	5,795	6,567
5% 1/1/31 (e)	2,070	2,346
5% 1/1/40 (e)	16,980	19,183
Series 2017 B:
5% 1/1/27 (e)	330	399
5% 1/1/28 (e)	205	246
5% 1/1/32 (e)	330	392
5% 1/1/33 (e)	580	689
5% 1/1/34 (e)	180	213
5% 1/1/35 (e)	330	391
Series 2017 D2:
5% 1/1/27 (e)	415	502
5% 1/1/28 (e)	595	714
5% 1/1/31 (e)	530	628
5% 1/1/33 (e)	850	1,010
5% 1/1/34 (e)	1,020	1,209
5% 1/1/36 (e)	775	916
5% 1/1/37 (e)	1,275	1,506
TOTAL LOUISIANA		60,835
Maine - 1.1%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	3,745	4,051
Series 2016 A:
4% 7/1/41	1,935	2,115
4% 7/1/46	3,180	3,453
5% 7/1/41	8,620	9,893
5% 7/1/46	22,975	26,203
Series 2017 B:
4% 7/1/25	375	419
4% 7/1/31	580	655
4% 7/1/32	415	468
4% 7/1/34	835	937
5% 7/1/26	270	320
5% 7/1/28	420	507
5% 7/1/29	330	397
5% 7/1/33	830	992
5% 7/1/35	630	751
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	870	1,010
5% 7/1/36	2,150	2,484
5% 7/1/38	555	639
TOTAL MAINE		55,294
Maryland - 1.5%
City of Westminster Series 2016:
5% 11/1/27	2,150	2,567
5% 11/1/28	2,275	2,701
5% 11/1/29	2,410	2,848
5% 11/1/30	2,555	3,004
Harford County Gen. Oblig.:
Series 2020 A:
5% 10/1/27	2,000	2,493
5% 10/1/29	2,000	2,605
Series 2020 B:
5% 7/1/28	3,465	4,397
5% 7/1/29	3,385	4,386
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	3,300	3,639
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	1,035	1,264
5% 6/1/35	1,655	1,989
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/41 (e)	1,505	1,757
5% 3/31/46 (e)	2,485	2,898
Maryland Gen. Oblig. Series 2021 2A, 5% 8/1/29	12,635	16,399
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	2,645	3,181
Series 2015, 5% 7/1/24	625	703
Series 2016 A:
4% 7/1/42	1,430	1,553
5% 7/1/35	575	671
Maryland Trans. Auth. Trans. Facility Projs. Rev.:
Series 2020:
4% 7/1/45	5,010	5,875
4% 7/1/50	2,920	3,406
Series 2021 A, 5% 7/1/51	4,000	5,121
Washington Metropolitan Area Transit Auth. Series 2021 A:
5% 7/15/41	1,250	1,621
5% 7/15/46	2,000	2,562
TOTAL MARYLAND		77,640
Massachusetts - 4.8%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1:
5% 7/1/32	3,210	4,309
5% 7/1/33	2,500	3,344
5% 7/1/34	1,260	1,679
5% 7/1/35	3,180	4,221
Massachusetts Commonwealth Trans. Fund Rev. Series 2021 A, 5% 6/1/51	6,025	7,557
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,360	1,581
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	3,210	3,971
5% 7/1/34	3,500	4,296
Series 2017, 4% 7/1/41	8,280	9,408
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	830	922
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	830	988
5% 10/1/28	875	1,039
5% 10/1/29	920	1,087
5% 10/1/31	1,015	1,190
5% 10/1/32	1,065	1,246
Series 2016 I, 5% 7/1/41	1,925	2,230
Series 2016:
5% 10/1/29	830	989
5% 10/1/30	1,240	1,473
5% 7/1/31	1,385	1,623
5% 10/1/31	1,340	1,587
5% 10/1/43	8,995	10,384
Series 2017:
5% 7/1/34	1,325	1,552
5% 7/1/35	1,000	1,171
Series 2019, 5% 9/1/59	16,180	19,671
Series 2020 A:
4% 7/1/45	12,200	13,679
5% 10/15/27	5,000	6,265
5% 10/15/28	20,500	26,345
5% 10/15/29	10,500	13,799
Series BB1, 5% 10/1/46	345	407
Series M:
4% 10/1/50	12,425	13,946
5% 10/1/45	9,360	11,436
Massachusetts Edl. Fing. Auth. Rev. Series 2019 B:
5% 7/1/27 (e)	1,000	1,213
5% 7/1/28 (e)	1,915	2,369
Massachusetts Gen. Oblig.:
Series 2017 A, 5% 4/1/36	1,750	2,131
Series 2019 C, 5% 5/1/49	4,175	5,189
Series E:
5% 11/1/45	4,450	5,641
5% 11/1/50	15,180	19,109
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	300	301
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	1,740	2,067
5% 7/1/34	895	1,062
5% 7/1/38	1,300	1,543
Series 2016 B, 5% 7/1/43 (e)	7,110	8,317
Series 2021 E:
5% 7/1/38 (e)	2,875	3,687
5% 7/1/39 (e)	4,480	5,730
5% 7/1/40 (e)	2,835	3,615
5% 7/1/51 (e)	10,000	12,500
TOTAL MASSACHUSETTS		247,869
Michigan - 2.4%
Detroit Downtown Dev. Auth. Tax:
Series 2018 A, 5% 7/1/32 (FSA Insured)	1,000	1,113
Series A, 5% 7/1/34 (FSA Insured)	1,000	1,112
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/50	2,600	3,131
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/38	1,515	1,864
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	2,030	2,454
5% 7/1/48	8,725	10,483
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	1,955	2,331
Michigan Bldg. Auth. Rev. Series 2015 I:
5% 4/15/30	3,960	4,648
5% 4/15/30 (Pre-Refunded to 10/15/25 @ 100)	180	212
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	2,570	3,122
(Trinity Health Proj.) Series 2017, 5% 12/1/42	2,140	2,617
Series 2012, 5% 11/15/42	8,595	8,993
Series 2015 MI, 5% 12/1/24	3,680	4,213
Series 2016, 5% 11/15/41	1,560	1,849
Series 2019 A, 5% 11/15/48	2,105	2,604
Series 2020 A, 4% 6/1/49	2,545	2,905
Series MI, 5.5% 12/1/27	3,930	4,618
Michigan Hosp. Fin. Auth. Rev. Series 2008 C:
5% 12/1/32	1,110	1,369
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	130	162
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	2,230	2,447
Oakland Univ. Rev. Series 2019:
5% 3/1/44	8,540	10,463
5% 3/1/50	13,450	16,429
Portage Pub. Schools Series 2016:
5% 11/1/30	2,365	2,814
5% 11/1/31	2,090	2,484
5% 11/1/36	205	242
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/27 (e)	5,790	6,782
Series 2015 G, 5% 12/1/28 (e)	4,555	5,323
Series 2017 A:
4% 12/1/33 (FSA Insured)	1,230	1,408
4% 12/1/34 (FSA Insured)	1,020	1,165
4% 12/1/35 (FSA Insured)	995	1,132
4% 12/1/36 (FSA Insured)	1,035	1,176
5% 12/1/31	310	378
5% 12/1/32	315	383
5% 12/1/34	580	708
5% 12/1/35	540	658
5% 12/1/37	355	431
Series 2017 B:
5% 12/1/29 (e)	495	604
5% 12/1/30 (e)	580	704
5% 12/1/31 (e)	660	801
5% 12/1/32 (e)	420	512
5% 12/1/32 (e)	540	657
5% 12/1/34 (e)	495	601
5% 12/1/35 (e)	540	655
5% 12/1/37 (e)	705	849
5% 12/1/42 (e)	830	995
Series 2018 D, 5% 12/1/29 (e)	3,645	4,557
TOTAL MICHIGAN		125,158
Minnesota - 0.4%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/48	6,000	7,122
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	2,345	2,680
Series 2017, 5% 5/1/25	660	760
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	615	755
5% 10/1/45	1,370	1,622
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	990	1,094
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(f)	3,770	4,056
TOTAL MINNESOTA		18,089
Missouri - 0.9%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	580	683
5% 3/1/31	620	727
5% 3/1/36	1,240	1,437
Kansas City Spl. Oblig. (Downtown Streetcar Proj.) Series 2014 A:
5% 9/1/26	980	984
5% 9/1/27	405	406
5% 9/1/28	830	833
5% 9/1/29	830	833
5% 9/1/30	1,150	1,154
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/42	1,200	1,442
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
3.125% 2/1/27	830	896
3.25% 2/1/28	830	897
4% 2/1/40	660	723
5% 2/1/29	1,025	1,182
5% 2/1/31	2,150	2,461
5% 2/1/33	2,375	2,704
5% 2/1/36	2,235	2,527
Series 2019 A:
4% 10/1/48	2,850	3,217
5% 10/1/46	5,575	6,734
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	795	877
Saint Louis Arpt. Rev. Series 2019 C:
5% 7/1/33	2,390	3,005
5% 7/1/34	1,750	2,194
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2017, 5% 9/1/48	1,000	1,122
Series 2018 A:
5.125% 9/1/48	3,325	3,727
5.125% 9/1/49	2,665	2,986
TOTAL MISSOURI		43,751
Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (e)	800	837
Series 2019 B, 4% 6/1/50	435	488
TOTAL MONTANA		1,325
Nebraska - 0.4%
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017:
4% 7/1/34	830	948
5% 7/1/36	570	687
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (e)	2,230	2,438
Series 2019 E, 3.75% 9/1/49 (e)	2,525	2,715
Series 2020 A, 3.5% 9/1/50	1,870	2,056
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	2,050	2,386
5% 1/1/40	935	1,084
Omaha Arpt. Auth. Arpt. Rev.:
Series 2017 A:
5% 12/15/23 (e)	620	682
5% 12/15/25 (e)	330	388
5% 12/15/26 (e)	1,190	1,440
5% 12/15/27 (e)	830	998
5% 12/15/30 (e)	1,240	1,485
5% 12/15/31 (e)	650	777
5% 12/15/33 (e)	660	787
5% 12/15/35 (e)	1,655	1,972
5% 12/15/36 (e)	420	500
Series 2017 C, 5% 12/15/21 (e)	340	343
TOTAL NEBRASKA		21,686
Nevada - 0.2%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 5% 6/1/36	3,750	4,440
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	1,320	1,458
Tahoe-Douglas Visitors Auth. Series 2020:
5% 7/1/40	1,000	1,156
5% 7/1/45	2,605	2,973
TOTAL NEVADA		10,027
New Hampshire - 1.8%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	6,001	7,135
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	2,485	2,951
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	895	1,110
5% 8/1/29	855	1,054
5% 8/1/30	850	1,045
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 5% 7/1/29	3,275	4,062
Series 2017:
5% 7/1/30	2,125	2,628
5% 7/1/31	4,750	5,862
5% 7/1/32	3,185	3,924
5% 7/1/33	2,900	3,568
5% 7/1/34	4,415	5,419
5% 7/1/35	4,635	5,680
5% 7/1/36	4,870	5,954
5% 7/1/37	4,290	5,233
Series 2017, 5% 7/1/44	1,590	1,827
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	420	435
Series 2012:
4% 7/1/32	2,295	2,332
5% 7/1/24	830	857
5% 7/1/25	980	1,010
5% 7/1/27	415	427
Series 2016:
4% 10/1/38	2,010	2,213
5% 10/1/22	885	927
5% 10/1/24	1,755	1,986
5% 10/1/25	1,740	2,032
5% 10/1/29	5,525	6,552
5% 10/1/31	4,315	5,079
5% 10/1/33	3,355	3,933
5% 10/1/38	6,185	7,199
TOTAL NEW HAMPSHIRE		92,434
New Jersey - 5.1%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (FSA Insured)	860	1,016
5% 7/1/30 (FSA Insured)	2,105	2,473
5% 7/1/32 (FSA Insured)	1,035	1,211
5% 7/1/33 (FSA Insured)	1,075	1,255
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (f)	1,000	1,010
Series A, 5% 11/1/40	8,915	11,044
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (f)	910	923
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	10,905	12,642
Series 2017 B, 5% 11/1/23	14,900	16,321
Series 2013 NN:
5% 3/1/26	4,125	4,391
5% 3/1/29	2,055	2,184
Series 2013, 5% 3/1/25	1,820	1,939
Series 2015 XX, 5.25% 6/15/27	14,075	16,391
Series 2016 AAA:
5.5% 6/15/31	1,655	2,020
5.5% 6/15/32	4,140	5,053
Series LLL, 5% 6/15/44	2,680	3,297
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	1,740	2,021
5% 7/1/32	1,985	2,301
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	3,275	3,992
4% 6/1/31	1,230	1,511
4% 6/1/32	830	1,031
5% 6/1/29	3,685	4,716
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/22	275	284
5% 7/1/23	970	1,043
5% 7/1/24	1,600	1,784
5% 7/1/25	1,660	1,911
5% 7/1/26	915	1,083
5% 7/1/26	275	325
5% 7/1/27	420	495
5% 7/1/27	620	747
5% 7/1/28	300	361
5% 7/1/29	580	676
5% 7/1/29	415	484
5% 7/1/30	690	800
5% 7/1/30	830	997
Series 2016:
4% 7/1/48	2,400	2,621
5% 7/1/41	2,865	3,299
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (e)	1,000	1,053
5% 12/1/23 (e)	1,675	1,838
5% 12/1/26 (e)	830	992
Series 2017 1B, 5% 12/1/21 (e)	1,060	1,068
Series 2018 B:
5% 12/1/25 (e)	3,495	4,084
5% 12/1/26 (e)	1,035	1,237
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	21,525	26,762
Series 2010 A, 0% 12/15/27	9,485	8,610
Series 2014 AA, 5% 6/15/24	8,280	9,280
Series 2014 BB2:
5% 6/15/32	5,810	7,576
5% 6/15/33	1,635	2,125
5% 6/15/34	1,060	1,372
Series 2016 A:
5% 6/15/27	2,250	2,676
5% 6/15/28	9,150	10,821
5% 6/15/29	1,865	2,200
Series 2016 A-2, 5% 6/15/23	4,455	4,806
Series 2021 A, 5% 6/15/33	2,980	3,874
Series 2022 A:
4% 6/15/39 (d)	2,030	2,326
4% 6/15/40 (d)	2,410	2,755
4% 6/15/42 (d)	4,540	5,159
Series 2022 AA:
5% 6/15/32 (d)	8,500	10,973
5% 6/15/34 (d)	7,460	9,508
5% 6/15/36 (d)	2,215	2,792
5% 6/15/37 (d)	500	627
Series AA:
4% 6/15/35	1,500	1,770
4% 6/15/40	1,680	1,954
4% 6/15/45	6,895	7,914
5% 6/15/35	490	628
5% 6/15/39	3,000	3,798
5% 6/15/45	1,550	1,930
Series BB, 5% 6/15/50	1,885	2,290
TOTAL NEW JERSEY		260,450
New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	1,790	1,967
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	140	140
5% 5/15/34	275	313
5% 5/15/39	205	232
5% 5/15/44	215	241
5% 5/15/49	425	476
Series 2019 B1, 2.625% 5/15/25	230	230
TOTAL NEW MEXICO		3,599
New York - 5.9%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	1,035	1,187
4% 7/1/34	1,035	1,184
Series 2017:
4% 12/1/21 (f)	900	905
5% 12/1/22 (f)	1,400	1,474
5% 12/1/23 (f)	1,200	1,316
5% 12/1/24 (f)	1,100	1,251
5% 12/1/25 (f)	1,200	1,409
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	4,635	4,655
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	7,185	7,485
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	26,320	28,210
New York City Gen. Oblig.:
Series 2015 C, 5% 8/1/27	580	666
Series 2016 C and D, 5% 8/1/28	2,175	2,582
Series 2016 E, 5% 8/1/28	3,645	4,392
Series 2022 A1, 5% 8/1/47	9,590	12,046
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series GG 1, 5% 6/15/48	3,500	4,388
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	4,140	4,710
Series 2015 S2, 5% 7/15/35	1,465	1,703
New York City Transitional Fin. Auth. Rev. Series C1, 5% 5/1/29	3,720	4,800
New York Dorm. Auth. Sales Tax Rev. Series 2016 A, 5% 3/15/34	5,630	6,746
New York Metropolitan Trans. Auth. Rev.:
Series 2014 B, 5% 11/15/44	8,280	9,033
Series 2015 A1, 5% 11/15/45	6,170	6,906
Series 2020 D:
4% 11/15/46	39,325	43,778
4% 11/15/47	2,710	3,016
Series 2021 A1, 4% 11/15/45	24,650	27,548
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (e)	935	1,013
New York State Urban Dev. Corp.:
Series 2020 A, 5% 3/15/42	2,000	2,523
Series 2020 C, 5% 3/15/47	20,400	25,522
Series 2020 E:
4% 3/15/44	28,000	32,059
4% 3/15/45	22,500	25,698
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (e)	3,560	3,951
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	5,215	6,277
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	4,470	5,396
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/33 (FSA Insured)	1,200	1,392
5% 12/1/31 (FSA Insured)	1,500	1,900
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	830	972
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/24 (FSA Insured)	1,140	1,242
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (f)	750	770
5.375% 11/1/54 (f)	1,150	1,186
Triborough Bridge & Tunnel Auth. Series 2021 A1, 5% 5/15/51	4,815	6,043
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	4,140	4,806
TOTAL NEW YORK		302,140
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 194, 5.25% 10/15/55	3,915	4,597

North Carolina - 0.7%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A:
5% 6/1/44	4,000	4,987
5% 6/1/46	2,120	2,641
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	1,265	1,545
5% 7/1/33	1,040	1,268
5% 7/1/37	2,910	3,544
Series 2017 B:
5% 7/1/24 (e)	155	174
5% 7/1/25 (e)	85	99
5% 7/1/26 (e)	85	102
5% 7/1/27 (e)	160	196
5% 7/1/28 (e)	135	165
5% 7/1/29 (e)	195	237
5% 7/1/30 (e)	210	255
5% 7/1/31 (e)	395	479
5% 7/1/32 (e)	420	509
5% 7/1/33 (e)	440	533
5% 7/1/34 (e)	460	557
5% 7/1/35 (e)	315	381
5% 7/1/36 (e)	255	309
5% 7/1/37 (e)	300	363
5% 7/1/42 (e)	975	1,167
Series 2017 C, 4% 7/1/32	1,190	1,366
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5% 11/1/30 (FSA Insured)	1,055	1,058
Series 2012, 5% 11/1/41	4,490	4,550
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	275	340
5% 10/1/42 (Pre-Refunded to 10/1/27 @ 100)	2,215	2,736
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	1,000	1,235
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2021 A:
4% 3/1/41	1,050	1,149
4% 3/1/51	2,075	2,244
TOTAL NORTH CAROLINA		34,189
Ohio - 2.3%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	7,285	8,579
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A:
5% 8/1/25	2,475	2,891
5% 8/1/26	1,645	1,979
5% 8/1/27	2,060	2,541
5% 8/1/28	2,060	2,566
5% 8/1/29	4,130	5,138
5% 8/1/30	3,520	4,375
American Muni. Pwr., Inc. Rev. Series 2012 B, 5% 2/15/42	1,615	1,643
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2:
5% 6/1/30	2,000	2,572
5% 6/1/32	1,665	2,119
5% 6/1/33	2,000	2,537
5% 6/1/34	420	530
Columbus City School District Series 2016 A, 5% 12/1/29	1,740	2,078
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	3,470	3,575
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	4,700	5,742
5% 12/1/51	6,900	8,397
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	5,525	6,304
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/25	2,975	3,245
5% 12/1/26	555	605
Lake County Hosp. Facilities Rev.:
Series 2008 C:
5.75% 8/15/38	135	135
6% 8/15/43	660	662
Series 2015:
5% 8/15/29	1,160	1,327
5% 8/15/30	1,245	1,419
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	1,850	2,108
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/33	3,685	3,856
5% 2/15/44	4,415	4,592
5% 2/15/48	11,260	11,698
Ohio Gen. Oblig. Series 2019 A, 5% 3/1/28	4,315	5,435
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	975	1,106
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	590	660
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	2,150	1,302
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/29	2,615	3,356
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/29	1,815	2,130
5% 2/15/34	370	430
Series 2019, 5% 2/15/29	3,925	4,582
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	3,725	4,403
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012:
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	210	221
5% 12/1/42 (Pre-Refunded to 12/1/22 @ 100)	280	295
TOTAL OHIO		117,133
Oklahoma - 0.2%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	1,050	1,225
5% 10/1/29	1,160	1,354
5% 10/1/36	830	964
5% 10/1/39	1,655	1,914
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/22	415	430
5% 8/15/23	215	231
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	1,915	2,261
TOTAL OKLAHOMA		8,379
Oregon - 0.3%
Oregon Gen. Oblig. Series N, 5% 5/1/26	2,775	3,332
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	7,300	8,043
Port of Portland Arpt. Rev. Series 2020 27A, 5% 7/1/45 (e)	2,980	3,661
TOTAL OREGON		15,036
Pennsylvania - 8.4%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
4% 1/1/38 (e)	2,545	2,956
4% 1/1/39 (e)	3,075	3,562
4% 1/1/40 (e)	10,000	11,557
4% 1/1/41 (e)	10,000	11,524
5% 1/1/29 (e)	4,185	5,261
5% 1/1/30 (e)	4,000	5,105
5% 1/1/31 (e)	3,000	3,886
5% 1/1/32 (e)	4,000	5,142
5% 1/1/51 (e)	20,480	25,150
5% 1/1/56 (e)	12,420	15,205
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	1,605	1,526
4% 12/1/41	2,450	2,292
4.25% 12/1/50	2,730	2,544
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/32	495	625
5% 7/1/33	1,150	1,447
5% 7/1/40	3,100	3,822
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	830	1,016
5% 7/15/29	1,290	1,635
5% 7/15/32	830	1,038
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/23	1,075	1,180
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/23	415	448
5% 6/1/28	885	1,057
5% 6/1/29	970	1,157
Delaware County Auth. Rev. (Cabrini College) Series 2017, 5% 7/1/47	3,310	3,723
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	1,205	1,348
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	2,070	2,328
4% 7/15/35	2,135	2,392
4% 7/15/37	4,140	4,616
5% 7/15/25	330	381
5% 7/15/26	1,035	1,229
5% 7/15/27	1,745	2,123
5% 7/15/28	1,285	1,567
5% 7/15/29	1,385	1,678
5% 7/15/30	1,815	2,186
5% 7/15/31	1,240	1,488
5% 7/15/32	1,305	1,562
5% 7/15/34	1,405	1,673
5% 7/15/36	4,150	5,010
5% 7/15/38	4,990	5,999
5% 7/15/43	5,795	6,904
Series 2020, 4% 7/15/45	2,900	3,208
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	2,140	2,550
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	830	991
5% 7/1/27	830	985
5% 7/1/28	830	982
5% 7/1/34	3,045	3,556
5% 7/1/36	1,655	1,925
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	1,600	1,661
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/21	1,095	1,095
5% 10/1/22	1,140	1,184
5% 10/1/23	325	350
5% 10/1/24	965	1,077
5% 10/1/25	865	964
5% 10/1/27	415	459
Series 2016 A:
5% 10/1/28	1,255	1,459
5% 10/1/29	2,150	2,487
5% 10/1/31	3,790	4,352
5% 10/1/36	6,790	7,729
5% 10/1/40	4,700	5,318
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.):
Series 2016 A, 5% 8/15/36	615	722
Series 2018 A, 4% 8/15/48	10,545	11,819
Series 2016 A, 5% 8/15/46	24,835	28,850
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	2,880	3,392
Series 2017:
5% 5/1/35	1,025	1,254
5% 5/1/37	1,295	1,577
5% 5/1/41	5,860	7,084
Series 2016:
5% 5/1/28	415	493
5% 5/1/32	1,040	1,231
5% 5/1/33	1,405	1,660
Series 2018 A, 5% 2/15/48	1,575	1,910
Pennsylvania Tpk. Commission Tpk. Rev. Series 2021 B, 5% 12/1/38	6,680	8,642
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	830	968
5% 7/1/26	830	999
5% 7/1/27	660	815
Series 2017 B:
5% 7/1/22	240	249
5% 7/1/23	415	449
5% 7/1/25 (e)	2,900	3,365
5% 7/1/26 (e)	2,485	2,970
5% 7/1/27 (e)	2,070	2,531
5% 7/1/28 (e)	2,485	3,011
5% 7/1/29 (e)	1,860	2,259
5% 7/1/32 (e)	2,485	2,991
5% 7/1/33 (e)	1,865	2,245
5% 7/1/34 (e)	3,310	3,976
5% 7/1/37 (e)	3,725	4,449
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	5,425	6,230
Philadelphia Gas Works Rev. Series 16 A, 4% 8/1/45 (FSA Insured)	2,685	3,101
Philadelphia School District:
Series 2016 D:
5% 9/1/26	7,600	9,126
5% 9/1/27	8,020	9,617
5% 9/1/28	6,705	8,030
Series 2016 F:
5% 9/1/28	11,600	13,892
5% 9/1/29	7,540	9,002
Series 2018 A:
5% 9/1/36	1,575	1,933
5% 9/1/37	910	1,114
5% 9/1/38	1,450	1,772
Series 2018 B, 5% 9/1/43	2,115	2,563
Series 2019 A:
4% 9/1/35	5,215	6,091
5% 9/1/33	2,480	3,153
5% 9/1/34	7,225	9,126
Series 2019 C, 5% 9/1/33	2,540	3,218
Series F:
5% 9/1/30	5,625	6,709
5% 9/1/30 (Pre-Refunded to 9/1/26 @ 100)	20	24
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A:
5% 10/1/35	4,190	5,255
5% 10/1/36	6,210	7,770
5% 10/1/48	6,000	7,335
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/39 (FSA Insured)	2,315	2,902
Series 2019 A, 5% 9/1/44 (FSA Insured)	775	961
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,055	1,220
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	4,605	5,337
5% 8/1/48	5,335	6,180
TOTAL PENNSYLVANIA		429,246
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	655	743
5% 9/1/36	5,810	6,540
Series 2016, 5% 5/15/39	5,215	5,890
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	1,555	1,713
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A:
3.5% 12/1/34 (e)	1,500	1,550
5% 12/1/25 (e)	1,000	1,165
TOTAL RHODE ISLAND		17,601
South Carolina - 3.2%
Charleston County Arpt. District Series 2019, 5% 7/1/43	2,085	2,581
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	2,275	2,626
5% 12/1/26	1,160	1,333
5% 12/1/28	4,690	5,351
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	2,180	2,433
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C:
5% 7/1/32	1,010	1,263
5% 7/1/33	4,200	5,236
South Carolina Ports Auth. Ports Rev. Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (e)	910	1,069
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	33,515	36,838
Series 2014 A:
5% 12/1/49	11,210	12,407
5.5% 12/1/54	12,985	14,538
Series 2014 C, 5% 12/1/46	3,895	4,386
Series 2015 A, 5% 12/1/50	5,180	5,882
Series 2015 E, 5.25% 12/1/55	6,195	7,245
Series 2016 A:
5% 12/1/29	2,485	2,942
5% 12/1/38	250	293
Series 2016 B:
5% 12/1/31	910	1,091
5% 12/1/41	12,515	14,838
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	15,510	17,505
4% 4/15/48	10,815	12,182
5% 4/15/48	10,595	12,653
TOTAL SOUTH CAROLINA		164,692
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	540	649
Series 2017:
5% 7/1/26	250	299
5% 7/1/28	250	305
5% 7/1/29	470	570
TOTAL SOUTH DAKOTA		1,823
Tennessee - 0.5%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1:
4% 8/1/44	2,200	2,494
5% 8/1/31	1,000	1,262
5% 8/1/33	1,250	1,568
Series 2019 A2, 5% 8/1/35	765	955
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	815	881
5% 7/1/24	1,225	1,323
5% 7/1/25	1,225	1,323
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (e)	1,755	1,970
Series 2019 B, 5% 7/1/54 (e)	9,580	11,657
TOTAL TENNESSEE		23,433
Texas - 6.4%
Argyle Independent School District Series 2004, 5.25% 8/15/40 (FSA Insured)	105	105
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (e)	830	941
5% 11/15/27 (e)	1,035	1,172
5% 11/15/28 (e)	1,240	1,404
5% 11/15/39 (e)	9,440	10,639
5% 11/15/44 (e)	23,065	25,993
Series 2017 B:
5% 11/15/28 (e)	830	992
5% 11/15/30 (e)	1,275	1,524
5% 11/15/32 (e)	1,005	1,197
5% 11/15/35 (e)	1,035	1,231
5% 11/15/36 (e)	1,385	1,646
5% 11/15/37 (e)	1,165	1,382
5% 11/15/41 (e)	4,725	5,592
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,400	2,397
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	1,075	1,234
5% 1/1/30	1,365	1,569
5% 1/1/31	395	454
5% 1/1/32	830	952
5% 1/1/45	5,795	6,619
Series 2016:
5% 1/1/40	830	960
5% 1/1/46	565	653
Collin County Cmnty. College District Series 2020 A, 5% 8/15/28	4,250	5,408
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	2,150	2,529
Dallas Wtrwks. & Swr. Sys. Rev. Series 2020 C:
4% 10/1/35	1,000	1,214
4% 10/1/39	5,000	5,999
4% 10/1/40	2,000	2,392
Fort Bend Independent School District Series 2020, 5% 8/15/28	3,000	3,810
Grand Parkway Trans. Corp.:
Series 2018 A, 5% 10/1/38	2,655	3,274
Series 2020 C, 4% 10/1/49	3,100	3,547
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	1,115	1,288
Harris County Gen. Oblig. Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,485	2,432
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,835
Houston Arpt. Sys. Rev.:
Series 2018 A, 5% 7/1/41 (e)	1,000	1,212
Series 2018 C:
5% 7/1/29 (e)	1,655	2,058
5% 7/1/30 (e)	1,765	2,187
5% 7/1/31 (e)	1,240	1,534
5% 7/1/32 (e)	1,450	1,791
Houston Gen. Oblig. Series 2017 A:
5% 3/1/29	3,150	3,821
5% 3/1/31	3,835	4,625
5% 3/1/32	1,635	1,968
Houston Util. Sys. Rev. Series 2020 C:
5% 11/15/33	2,000	2,626
5% 11/15/34	2,500	3,272
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	390	455
5% 10/15/30	1,570	1,826
5% 10/15/32	830	964
5% 10/15/36	545	632
5% 10/15/37	930	1,077
5% 10/15/38	1,325	1,534
5% 10/15/44	1,310	1,515
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (e)	830	972
5% 11/1/27 (e)	1,780	2,083
5% 11/1/28 (e)	2,755	3,219
5% 11/1/29 (e)	1,655	1,931
5% 11/1/32 (e)	3,055	3,548
Series 2017:
5% 11/1/23 (e)	910	997
5% 11/1/24 (e)	830	943
5% 11/1/25 (e)	830	973
5% 11/1/26 (e)	830	1,000
5% 11/1/27 (e)	830	994
5% 11/1/28 (e)	1,450	1,732
5% 11/1/29 (e)	1,035	1,236
5% 11/1/30 (e)	830	991
5% 11/1/31 (e)	1,840	2,194
5% 11/1/32 (e)	2,135	2,540
5% 11/1/33 (e)	830	986
5% 11/1/34 (e)	830	986
5% 11/1/36 (e)	830	985
Lower Colorado River Auth. Rev. Series 2015 D:
5% 5/15/28	1,820	2,104
5% 5/15/30	4,140	4,785
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	625	771
5% 8/15/29	1,655	2,030
5% 8/15/47	1,890	2,261
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	595	695
5% 4/1/30	2,825	3,274
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	830	968
5% 1/1/33	975	1,171
5% 1/1/34	1,240	1,488
5% 1/1/34	2,485	3,420
5% 1/1/35	1,820	2,181
5% 1/1/36	4,965	5,946
5% 1/1/37	6,625	7,927
5% 1/1/38	2,690	2,844
(Sub Lien Proj.) Series 2017 B:
5% 1/1/26	740	783
5% 1/1/30	350	407
5% 1/1/31	495	574
Series 2008 I, 6.2% 1/1/42 (Pre-Refunded to 1/1/25 @ 100)	6,870	8,152
Series 2014 A, 5% 1/1/25	4,965	5,490
Series 2015 A, 5% 1/1/32	2,775	3,159
Series 2015 B, 5% 1/1/40	8,280	8,748
Series 2016 A, 5% 1/1/36	1,035	1,213
San Antonio Independent School District Series 2016, 5% 8/15/31	3,590	4,302
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	375	460
5% 10/1/30	580	710
5% 10/1/31	520	635
5% 10/1/39	1,030	1,251
5% 10/1/40	830	1,006
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43 (Pre-Refunded to 8/15/23 @ 100)	3,310	3,602
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
4% 2/15/35	4,140	4,656
5% 2/15/25	710	817
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	4,473	4,761
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	4,335	4,873
Series A, 3.5% 3/1/51	3,745	4,164
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 6.75% 6/30/43 (e)	12,420	13,844
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/29	3,530	4,292
5% 3/15/31	2,690	3,251
Texas Wtr. Dev. Board Rev. Series 2020:
5% 8/1/27	2,400	2,979
5% 8/1/28	4,600	5,851
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/32	5,115	5,994
5% 2/15/33	3,310	3,872
5% 2/15/34	4,140	4,834
5% 2/15/36	2,485	2,892
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	1,740	2,102
Univ. of Texas Board of Regents Sys. Rev.:
Series 2019 A, 5% 8/15/29	1,850	2,392
Series 2020 C, 5% 8/15/31	2,500	3,360
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	1,685	2,012
Weatherford Independent School District Series 2002, 0% 2/15/33	5,785	4,792
TOTAL TEXAS		329,886
Utah - 1.4%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/24 (e)	1,450	1,627
5% 7/1/25 (e)	1,655	1,920
5% 7/1/27 (e)	3,500	4,284
5% 7/1/29 (e)	3,090	3,742
5% 7/1/30 (e)	2,275	2,740
5% 7/1/31 (e)	4,345	5,224
5% 7/1/33 (e)	3,310	3,977
5% 7/1/35 (e)	3,310	3,962
5% 7/1/36 (e)	4,470	5,339
5% 7/1/37 (e)	3,520	4,196
Series 2018 A:
5% 7/1/31 (e)	2,000	2,459
5% 7/1/32 (e)	4,310	5,278
5% 7/1/33 (e)	1,420	1,734
5.25% 7/1/48 (e)	5,655	6,884
Utah County Hosp. Rev. Series 2020 A:
5% 5/15/43	5,500	6,955
5% 5/15/50	9,000	11,237
Utah Gen. Oblig. Series 2020 B, 5% 7/1/28	1,995	2,540
TOTAL UTAH		74,098
Vermont - 0.7%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Champlain College Proj.) Series 2016 A:
5% 10/15/41	3,810	4,294
5% 10/15/46	4,720	5,285
(Middlebury College Proj.) Series 2020, 5% 11/1/49	18,500	23,035
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2019 A, 5% 6/15/28 (e)	1,430	1,725
TOTAL VERMONT		34,339
Virginia - 0.5%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	3,860	4,331
5% 6/15/30	1,035	1,147
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	525	558
Series 2016:
4% 6/15/37	595	655
5% 6/15/27	1,240	1,473
5% 6/15/30	540	632
5% 6/15/33	350	407
5% 6/15/34	665	771
5% 6/15/35	1,820	2,108
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A:
5% 1/1/35	830	936
5% 1/1/40	1,865	2,094
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	725	898
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (e)	4,965	5,019
5% 1/1/40 (e)	995	1,006
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	2,070	2,397
5% 1/1/34	1,240	1,432
5% 1/1/35	1,240	1,430
5% 1/1/44	830	948
TOTAL VIRGINIA		28,242
Washington - 2.1%
Port of Seattle Rev.:
Series 2016 B:
5% 10/1/28 (e)	2,900	3,426
5% 10/1/30 (e)	1,655	1,947
Series 2019 A, 4% 4/1/44 (e)	2,525	2,831
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/22 (e)	830	855
5% 6/1/24 (e)	1,290	1,380
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	2,790	3,197
5% 2/1/34	3,450	3,950
Series 2021 A, 5% 8/1/43	2,300	2,912
Series 2021 C, 5% 2/1/44	15,270	19,467
Series 2021 E:
5% 2/1/46	6,820	8,660
5% 6/1/46	10,000	12,787
Series R-2017 A, 5% 8/1/30	1,685	2,028
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	675	784
5% 7/1/27	1,285	1,579
5% 7/1/28	1,570	1,955
5% 7/1/29	615	761
5% 7/1/30	735	904
5% 7/1/31	870	1,066
5% 7/1/32	1,655	2,023
5% 7/1/33	2,345	2,859
5% 7/1/34	540	657
5% 7/1/42	4,685	5,610
Series 2015:
5% 1/1/25	1,655	1,887
5% 1/1/27	1,910	2,202
Series 2019 A1, 5% 8/1/38	1,000	1,236
Series 2019 A2, 5% 8/1/33	2,000	2,509
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/27	1,770	2,100
5% 10/1/28	1,825	2,153
5% 10/1/35	1,880	2,168
5% 10/1/36	2,845	3,275
5% 10/1/40	2,795	3,195
Series 2019, 4% 10/1/49	3,515	3,817
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (f)	100	106
5% 7/1/33 (f)	125	136
5% 7/1/38 (f)	100	108
5% 7/1/48 (f)	400	428
TOTAL WASHINGTON		106,958
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/31	1,355	1,675
5% 1/1/32	1,120	1,380
TOTAL WEST VIRGINIA		3,055
Wisconsin - 1.4%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A:
5% 1/1/35	1,210	1,519
5% 1/1/40	540	667
Milwaukee County Arpt. Rev. Series 2019 B, 5% 12/1/23 (e)	2,960	3,253
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (f)	700	764
5% 5/15/28 (f)	1,095	1,199
5.25% 5/15/37 (f)	335	367
5.25% 5/15/42 (f)	415	454
5.25% 5/15/47 (f)	410	448
5.25% 5/15/52 (f)	775	847
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	5,850	7,058
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (f)	735	810
5% 10/1/48 (f)	930	1,021
5% 10/1/53 (f)	2,330	2,554
Roseman Univ. of Health:
(Roseman Univ. of Health Sciences Proj.) Series 2020, 5% 4/1/40 (f)	750	891
Series 2020, 5% 4/1/50 (f)	520	609
Series 2021 A, 4.5% 6/1/56 (f)	14,095	13,989
Series 2021 B, 6.5% 6/1/56 (f)	4,180	4,194
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	4,140	4,908
Series 2014:
4% 5/1/33	2,920	3,084
5% 5/1/22	660	677
Series 2016 A:
5% 2/15/28	1,965	2,293
5% 2/15/29	2,550	2,961
5% 2/15/30	2,805	3,243
Series 2017 A:
5% 9/1/31 (Pre-Refunded to 9/1/27 @ 100)	830	1,022
5% 9/1/33 (Pre-Refunded to 9/1/27 @ 100)	1,425	1,755
5% 9/1/35 (Pre-Refunded to 9/1/27 @ 100)	1,575	1,940
Series 2019 A:
2.25% 11/1/26	1,270	1,270
5% 11/1/46	540	602
Series 2019 B1, 2.825% 11/1/28	1,435	1,436
Series 2019 B2, 2.55% 11/1/27	920	920
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012:
4% 10/1/23	2,070	2,145
5% 6/1/27	1,840	1,896
TOTAL WISCONSIN		70,796
TOTAL MUNICIPAL BONDS (Cost $4,751,386)		5,108,948

Money Market Funds - 0.5%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 0.06% (h)(i) (Cost $25,968)	25,964,129	25,969

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $4,777,354)	5,134,917
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(8,671)
NET ASSETS - 100.0%	5,126,246

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $75,345,000 or 1.5% of net assets.

(g)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 0.06%	22,047	558,946	555,028	24	3	1	25,969	1.7%
Total	22,047	558,946	555,028	24	3	1	25,969

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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